Fair value measurements (Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Assets
Derivative financial instruments	¥ 366,811	¥ 339,320
Liabilities
Derivative financial instruments	(244,287)	(360,731)
Fair Value, Measurements, Recurring
Assets
Cash equivalents	1,016,525	494,410
Time deposits	600,000
Derivative financial instruments	366,811	339,320
Total	10,842,330	11,150,217
Liabilities
Derivative financial instruments	(244,287)	(360,731)
Total	(244,287)	(360,731)
Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	5,951,581	7,180,951
Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	2,558,931	2,704,814
Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	348,482	430,722
Level 1 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	100,841	145,923
Total	7,654,623	9,042,099
Level 1 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	4,911,769	6,129,824
Level 1 | Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	2,558,931	2,704,814
Level 1 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	83,082	61,538
Level 2 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	915,684	348,487
Time deposits	600,000
Derivative financial instruments	362,388	338,310
Total	3,172,950	2,094,791
Liabilities
Derivative financial instruments	(242,713)	(360,731)
Total	(242,713)	(360,731)
Level 2 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	1,029,478	1,038,810
Level 2 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	265,400	369,184
Level 3 | Fair Value, Measurements, Recurring
Assets
Derivative financial instruments	4,423	1,010
Total	14,757	13,327
Liabilities
Derivative financial instruments	(1,574)
Total	(1,574)
Level 3 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	¥ 10,334	¥ 12,317